Class K [Member] Expense Example - Class K - BLACKROCK HIGH EQUITY INCOME FUND - Class K Shares	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	484
Expense Example, with Redemption, 10 Years	$ 1,088